Fair Value	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value
6. Fair Value
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is based on the assumptions market participants would use when pricing an asset or liability and follows a fair value hierarchy that prioritizes the information used to develop those assumptions. The fair value hierarchy gives the highest priority to quoted prices available in active markets (i.e., observable inputs) and the lowest priority to data lacking transparency (i.e., unobservable inputs). In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. An instrument’s categorization within the fair value hierarchy is based on the lowest level of significant input to its valuation. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.
All aspects of nonperformance risk, including the Company’s own credit standing, are considered when measuring the fair value of a liability.
Following is a description of the three levels of the fair value hierarchy:
Level 1 Inputs: Quoted prices for identical instruments in active markets.
Level 2 Inputs: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level 3 Inputs: Instruments with unobservable inputs that are significant to the fair value measurement.
The Company classifies assets and liabilities in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers within the hierarchy for the Successor year ended December 31, 2022, nine months ended December 31, 2021, or for the Predecessor three months ended March 31, 2021 or year ended December 31, 2020.
Following are descriptions of the valuation methodologies used to measure material assets and liabilities at fair value and the details of the valuation models, key inputs to those models and significant assumptions utilized. Within the assumption tables presented, not meaningful ("NM") refers to a range of inputs that is too broad to provide meaningful information to the user or to an input that has no range and consists of a single data point.

Instrument	Valuation techniques	Classification of Fair Value Hierarchy
Assets
Loans held for investment, subject to HMBS related obligations(1)
HECM loans - securitized into Ginnie Mae HMBS
These loans are valued utilizing a present value methodology that discounts estimated projected cash flows over the life of the loan portfolio using conditional prepayment rate ("CPR"), loss frequency and severity, borrower mortality, borrower draw, and discount rate assumptions.
Level 3
Loans held for investment, subject to nonrecourse debt(1)
HECM buyouts - securitized (nonperforming)
These loans are valued utilizing a present value methodology that discounts estimated projected cash flows over the life of the portfolio using CPR, loss frequency, loss severity, and discount rate assumptions.
Level 3
HECM buyouts - securitized (performing)
These loans are valued utilizing a present value methodology that discounts estimated projected cash flows over the life of the portfolio using weighted average remaining life ("WAL"), CPR, loss severity, and discount rate assumptions.
Level 3
Non-agency reverse mortgage - securitized
These loans are valued utilizing a present value methodology that discounts estimated projected cash flows over the life of the portfolio using WAL, loan to value ("LTV"), CPR, loss severity, home price appreciation ("HPA"), and discount rate assumptions.
Level 3
Fix & flip mortgage loans	This product is valued using a discounted cash flow model utilizing prepayment rate (single monthly mortality or "SMM"), discount rate, and loss rate assumptions.	Level 3
(1) The Company aggregates loan portfolios based on the underlying securitization trust and values these loans using these aggregated pools. The range of inputs provided is based on the range of inputs utilized for each securitization trust.

Loans held for investment
Inventory buy-outs	The fair value of repurchased loans is based on expected cash proceeds of the liquidation of the underlying properties and expected claim proceeds from HUD. The primary assumptions utilized in valuing nonperforming repurchased loans include CPR, loss frequency, loss severity, and discount rate.

	Termination proceeds are adjusted for expected loss frequencies and severities to arrive at net proceeds that will be provided upon final resolution, including assignments to FHA. Historical experience is utilized to estimate the loss rates resulting from scenarios where FHA insurance proceeds are not expected to cover all principal and interest outstanding and, as servicer, the Company is exposed to losses upon resolution of the loan.	Level 3
Non-agency reverse mortgage	The fair value of non-agency reverse mortgage loans is based on values for investments with similar investment grade ratings and the value the Company would expect to receive if the whole-loans were sold to an investor.

	The Company values non-agency reverse mortgage loans utilizing a present value methodology that discounts estimated projected cash flows over the life of the loan portfolio. The primary assumptions utilized in valuing the loans include LTV, CPR, loss severity, HPA, and discount rate.	Level 3
Fix & flip mortgage loans	This product is valued using a DCF model with SMM, discount rate, and loss rate assumptions.	Level 3
Agricultural loans	The product is valued using a DCF model with discount rate, prepayment rate, and default rate assumptions.	Level 3

Loans held for sale
Residential mortgage loans	This includes all mortgage loans that can be sold to the Agencies, which are valued predominantly by published forward agency prices. This will also include all non-agency loans where recently negotiated market prices for the loan pool exist with a counterparty (which approximates fair value), or quoted market prices for similar loans are available.	Level 2
Single Rental Loan ("SRL")	This product is valued using a DCF model utilizing CPR, discount rate, and constant default rate ("CDR") assumptions.	Level 3
Portfolio loans	This product is valued using a DCF model utilizing CPR, discount rate, and CDR assumptions.	Level 3
Mortgage Servicing Rights
MSR	The Company valued MSR internally through a DCF analysis and calculated using a pricing model. This pricing model is based on the objective characteristics of the portfolio (loan amount, note rate, etc.) and commonly used industry assumptions such as discount rate and weighted average CPR.	Level 3
Derivative assets/liabilities
Loan purchase commitments ("LPCs")	This product is valued based on current market prices for HMBS.	Level 2
Forward MBS and TBAs	This product is valued using forward dealer marks from the Company's approved counterparties, forward prices with dealers in such securities, or internally-developed third party models utilizing observable market inputs.	Level 2
Interest rate swaps and futures contracts	This product is valued using quoted market prices.	Level 1
Other assets
Retained bonds
Management obtains third party valuations to assess the reasonableness of the fair value calculations provided by the internal valuation model. The primary assumptions utilized include weighted average life remaining and discount rate.
Level 3
Investments	To the extent market prices are not observable, the Company engages third party valuation experts to assist in determining the fair value of these investments. The values are determined utilizing a market approach that estimates fair value based on what other participants in the market have paid for reasonably similar assets that have been sold within a reasonable period from the valuation date.	Level 3
Purchase Commitments - reverse mortgage loans	Purchase commitments are valued based on the value of the underlying loan. These loans are valued based on an expected margin on sale of 3.00%.	Level 3
Liabilities
HMBS related obligations
HMBS related obligations	The estimated fair value is based on the net present value of projected cash flows over the estimated life of the liability. The estimated fair value of the HMBS related obligations also includes the consideration required by a market participant to transfer the HECM and HMBS servicing obligations, including exposure resulting from shortfalls in FHA insurance proceeds, as well as, assumptions that it believes a market participant would consider in valuing the liability, including, but not limited to, assumptions for repayment, costs to transfer servicing obligations, shortfalls in FHA insurance proceeds, and discount rates. The significant unobservable inputs used in the measurement include CPR and discount rates.	Level 3

Nonrecourse debt
Nonrecourse reverse mortgage loans financing liability	The estimated fair value is based on the net present value of projected cash flows over the estimated life of the liability. The significant unobservable inputs used in the measurement include WAL, CPR, and discount rates.	Level 3
Nonrecourse commercial loan financing liability	The estimated fair value is based on the net present value of projected cash flows over the estimated life of the liability.

	The primary assumptions utilized include WAL, SMM, and discount rates. The Company estimates prepayment speeds giving consideration that the Company may in the future transfer additional loans to the trust, subject to the availability of funds provided for within the trust.	Level 3
Nonrecourse MSR financing liability
Consistent with the underlying MSR, fair value is derived through a DCF analysis and calculated using a pricing model. This pricing model is based on the objective characteristics of the portfolio (loan amount, note rate, etc.) and commonly used industry assumptions including CPR and discount rate.
Level 3
Deferred purchase price liabilities
Deferred purchase price liabilities	These are measured using a present value of future payments utilizing discount rate assumptions.	Level 3
TRA obligation	The fair value is derived through the use of a DCF model. The significant unobservable assumptions used in the DCF include the ability to utilize tax attributes based on current tax forecasts, a constant U.S. federal income tax rate, and a discount rate.	Level 3
Warrant liability
Warrants	The warrants are publicly traded and are valued based on the closing market price of the applicable date of the Consolidated Statements of Financial Condition.	Level 1

	December 31, 2022		December 31, 2021
Instrument / Unobservable Inputs	Range	Weighted Average	Range	Weighted Average
Assets
Loans held for investment, subject to HMBS related obligations
Conditional repayment rate	NM	21.9%	NM	20.8%
Loss frequency	NM	4.1%	NM	4.5%
Loss severity	2.4% - 12.1%	2.7%	3.1% - 7.7%	3.3%
Discount rate	NM	5.0%	NM	2.4%
Average draw rate	NM	1.1%	NM	1.1%
Loans held for investment, subject to nonrecourse debt:
HECM buyouts - securitized (nonperforming)
Conditional repayment rate	NM	39.2%	NM	41.2%
Loss frequency	23.1% - 100.0%	51.7%	25.0% - 100%	59.5%
Loss severity	2.4% - 12.1%	5.2%	3.1% - 7.7%	4.3%
Discount rate	NM	8.7%	NM	4.1%
HECM buyouts - securitized (performing)
WAL (in years)	NM	8.0	NM	9.0
Conditional repayment rate	NM	15.2%	NM	13.3%
Loss severity	2.4% - 12.1%	4.8%	3.1% - 7.7%	7.7%
Discount rate	NM	8.2%	NM	3.7%

	December 31, 2022		December 31, 2021
Instrument / Unobservable Inputs	Range	Weighted Average	Range	Weighted Average
Non-agency reverse mortgage loans - securitized
WAL (in years)	NM	9.7	NM	7.5
LTV	0.0% - 74.7%	43.1%	0.1% - 64.7%	43.4%
Conditional repayment rate	NM	14.3%	NM	18.6%
Loss severity	NM	10.0%	NM	10.0%
HPA	(10.1)% - 7.3%	3.8%	(4.6)% - 14%	4.7%
Discount rate	NM	7.1%	NM	3.6%
Fix & flip mortgage loans - securitized
Prepayment rate (SMM)	NM	11.2%	NM	14.1%
Discount rate	NM	17.5%	NM	5.7%
Loss rate	NM	0.5%	NM	0.6%

Loans held for investment:
Inventory buy-outs
Conditional repayment rate	NM	41.3%	NM	43.2%
Loss frequency	NM	47.6%	NM	59.4%
Loss severity	2.4% - 12.1%	5.6%	3.1% - 7.7%	3.8%
Discount rate	NM	8.7%	NM	4.1%
Non-agency reverse mortgage loans
WAL (in years)	NM	12.0	NM	9.2
LTV	0.1% - 67.9%	36.4%	0.2% - 68.7%	47.8%
Conditional repayment rate	NM	13.8%	NM	14.8%
Loss severity	NM	10.0%	NM	10.0%
HPA	(10.1)% - 7.3%	3.6%	(4.6)% - 14.0%	4.4%
Discount rate	NM	7.1%	NM	3.6%
Fix & flip mortgage loans
Prepayment rate (SMM)	NM	9.5%	NM	11.9%
Discount rate	16.3% - 25.8%	16.6%	5.7% - 10.0%	5.9%
Loss rate	NM	0.2%	NM	0.4%
Agricultural loans
Discount rate	NM	9.7%	NM	4.8%
Prepayment rate (SMM)	11.0% - 100.0%	11.8%	9.0% - 100.0%	22.1%
Default rate (CDR)	0.0% - 1.0%	0.9%	0.0% - 0.9%	0.9%

Loans held for sale:
SRL
Prepayment rate (CPR)	18.5% - 25.0%	19.7%	1.0% - 17.1%	14.2%
Discount rate	NM	8.3%	NM	3.3%
Default rate (CDR)	NM	1.0%	1.0% - 57.2%	2.2%
Portfolio loans
Prepayment rate (CPR)	0.0% - 24.3%	18.4%	0.0% - 14.5%	8.7%
Discount rate	NM	10.9%	NM	3.9%

	December 31, 2022		December 31, 2021
Instrument / Unobservable Inputs	Range	Weighted Average	Range	Weighted Average
Default rate (CDR)	NM	1.0%	1.0% - 54.0%	3.2%

Mortgage Servicing Rights
Weighted average prepayment speed (CPR)	1.0% - 8.5%	6.4%	0.0% - 12.8%	8.3%
Discount rate	NM	10.1%	NM	8.5%

Other assets:
Retained bonds
WAL (in years)	2.4 - 24.1	4.9	2.6 - 25.0	5.1
Discount rate	(16.8)% - 12.2%	6.9%	1.9% - 8.2%	2.7%

Liabilities
HMBS related obligations
Conditional repayment rate	NM	21.8%	NM	20.8%
Discount rate	NM	5.0%	NM	2.3%

Nonrecourse debt:
Reverse mortgage loans
Performing/Nonperforming HECM securitizations
WAL (in years)	1.5 - 1.6	1.6	0.2 - 0.8	0.5
Conditional repayment rate	19.9% - 22.2%	21.1%	30.8% - 54.4%	43.5%
Discount rate	NM	8.6%	NM	2.3%
Securitized non-agency reverse
WAL (in years)	0.2 - 11.7	6.4	1.0 - 2.3	1.6
Conditional repayment rate	8.3% - 46.1%	16.5%	18.4% - 35.9%	28.2%
Discount rate	NM	7.2%	NM	2.2%
Nonrecourse commercial loan financing liability
WAL (in months)	NM	4.3	NM	4.0
Weighted average prepayment speed (SMM)	NM	15.3%	NM	14.0%
Discount rate	NM	14.5%	NM	3.1%
Nonrecourse MSR financing liability
Weighted average prepayment speed (CPR)	0.8% - 9.2%	5.1%	2.0% - 11.0%	7.7%
Discount rate	10.0% - 12.0%	10.2%	8.1% - 10.1%	9.1%

Deferred purchase price liabilities
Deferred purchase price liabilities
Discount rate	NM	8.0%	NM	35.0%
TRA obligation
Discount rate	NM	48.3%	NM	13.5%
Fair Value of Assets and Liabilities
The following table provides a summary of the recognized assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	December 31, 2022
	Total Fair Value	Level 1	Level 2	Level 3
Assets
Loans held for investment, subject to HMBS related obligations	$11,114,100	$—	$—	$11,114,100
Loans held for investment, subject to nonrecourse debt:
Reverse mortgage loans	7,065,477	—	—	7,065,477
Fix & flip mortgage loans	389,161	—	—	389,161
Loans held for investment:
Reverse mortgage loans	771,724	—	—	771,724
Fix & flip mortgage loans	127,469	—	—	127,469
Agricultural loans	8,805	—	—	8,805
Loans held for sale:
Residential mortgage loans	12,123	—	12,123	—
SRL	69,187	—	—	69,187
Portfolio	43,272	—	—	43,272
Fix and flip	49,402	—	—	49,402
MSR	95,096	—	—	95,096
Derivative assets:
LPCs, forward MBS, and TBAs	907	—	907	—
Interest rate swaps and futures contracts	771	771	—	—
Other assets:
Purchase commitments - reverse mortgage loans	9,356	—	—	9,356
Retained bonds	46,439	—	—	46,439
Total assets	$19,803,289	$771	$13,030	$19,789,488

Liabilities
HMBS related obligations	$10,996,755	$—	$—	$10,996,755
Nonrecourse debt:
Nonrecourse debt in consolidated VIE trusts	7,175,857	—	—	7,175,857
Nonrecourse commercial loan financing liability	106,758	—	—	106,758
Nonrecourse MSR financing liability	60,562	—	—	60,562
Deferred purchase price liabilities:
Deferred purchase price liabilities	137	—	—	137
TRA obligation	3,781	—	—	3,781
Derivative liabilities:
Interest rate swaps and futures contracts	385	385	—	—
Warrant liability	1,117	1,117	—	—
Total liabilities	$18,345,352	$1,502	$—	$18,343,850

	December 31, 2021
	Total Fair Value	Level 1	Level 2	Level 3
Assets
Loans held for investment, subject to HMBS related obligations	$10,556,054	$—	$—	$10,556,054
Loans held for investment, subject to nonrecourse debt:
Reverse mortgage loans	5,823,301	—	—	5,823,301
Fix & flip mortgage loans	394,893	—	—	394,893
Loans held for investment:
Reverse mortgage loans	940,604	—	—	940,604
Fix & flip mortgage loans	62,933	—	—	62,933
Agricultural loans	27,791	—	—	27,791
Loans held for sale:
Residential mortgage loans	8,730	—	8,730	—
SRL	98,852	—	—	98,852
Portfolio	50,574	—	—	50,574
MSR	427,942	—	—	427,942
Derivative assets:
LPCs, forward MBS, and TBAs	1,619	—	1,619	—
Interest rate swaps and futures contracts	22,834	22,834	—	—
Other assets:
Investments	6,000	—	—	6,000
Retained bonds	55,614	—	—	55,614
Total assets	$18,477,741	$22,834	$10,349	$18,444,558

Liabilities
HMBS related obligations	$10,422,358	$—	$—	$10,422,358
Nonrecourse debt:
Nonrecourse debt in consolidated VIE trusts	5,857,069	—	—	5,857,069
Nonrecourse commercial loan financing liability	111,738	—	—	111,738
Nonrecourse MSR financing liability	142,435	—	—	142,435
Deferred purchase price liabilities:
Deferred purchase price liabilities	137	—	—	137
TRA obligation	29,380	—	—	29,380
Derivative liabilities:
Forward MBS and TBAs	56	—	56	—
Interest rate swaps and futures contracts	24,993	24,993	—	—
Warrant liability	5,497	5,497	—	—
Total liabilities	$16,593,663	$30,490	$56	$16,563,117
Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3, in thousands):

	Successor
	Assets
Year ended December 31, 2022	Loans held for investment	Loans held for investment, subject to nonrecourse debt	Loans held for sale	MSR	Retained bonds	Purchase commitments	Investments
Beginning balance	$11,587,382	$6,218,194	$149,426	$427,942	$55,614	$—	$6,000
Total gain or losses included in earnings	190,714	(744,123)	(15,213)	22,989	(8,668)	9,356	(6,000)
Purchases, settlements, and transfers:
Purchases and additions, net	6,165,003	117,010	1,119,578	122,362	—	—	—
Sales and settlements	(2,178,245)	(1,847,648)	(1,103,492)	(478,197)	(507)	—	—
Transfers in/(out) between categories	(3,742,756)	3,711,205	11,562	—	—	—	—
Ending balance	$12,022,098	$7,454,638	$161,861	$95,096	$46,439	$9,356	$—

	Successor
	Liabilities
Year ended December 31, 2022	HMBS related obligations	Nonrecourse debt in consolidated VIE trusts	Nonrecourse commercial loan financing liability	Nonrecourse MSR financing liability	TRA Liability
Beginning balance	$(10,422,358)	$(5,857,069)	$(111,738)	$(142,435)	$(29,380)
Total gain or losses included in earnings	(29,015)	316,963	2,527	(8,162)	25,599
Purchases, settlements, and transfers:
Purchases and additions, net	(2,870,650)	(3,202,519)	(205,746)	(14,196)	—
Settlements	2,325,268	1,566,768	208,199	104,231	—
Ending balance	$(10,996,755)	$(7,175,857)	$(106,758)	$(60,562)	$(3,781)

	Successor
	Assets
Nine months ended December 31, 2021	Loans held for investment	Loans held for investment, subject to nonrecourse debt	Loans held for sale	MSR	Retained Bonds	Investments
Beginning balance	$11,171,736	$5,291,444	$118,396	$267,364	$—	$9,470
Total gain or losses included in earnings	272,802	71,126	532	(15,200)	1,344	(3,470)
Purchases, settlements, and transfers:
Purchases and additions, net	4,438,629	80,542	879,172	178,279	54,752	—
Sales and settlements	(2,235,651)	(1,275,674)	(857,503)	(2,501)	(482)	—
Transfers in/(out) between categories	(2,060,134)	2,050,756	8,829	—	—	—
Ending balance	$11,587,382	$6,218,194	$149,426	$427,942	$55,614	$6,000

	Successor
	Liabilities
Nine months ended December 31, 2021	HMBS related obligations	Nonrecourse debt in consolidated VIE trusts	Nonrecourse commercial loan financing liability	Nonrecourse MSR financing liability	TRA Liability
Beginning balance	$(9,926,132)	$(5,205,892)	$—	$(22,051)	$—
Total gain or losses included in earnings	62,306	(74,333)	1,019	(2,998)	2,570
Purchases, settlements, and transfers:
Purchases and additions, net	(2,491,919)	(1,813,458)	(176,863)	(117,386)	(31,950)
Settlements	1,933,387	1,236,614	64,106	—	—
Ending balance	$(10,422,358)	$(5,857,069)	$(111,738)	$(142,435)	$(29,380)

	Predecessor
	Assets
Three months ended March 31, 2021	Loans held for investment	Loans held for investment, subject to nonrecourse debt	Loans held for sale	MSR	Investments
Beginning balance	$10,659,984	$5,396,167	$142,226	$180,684	$18,934
Total gain or losses included in earnings	132,499	(37,757)	2,316	20,349	(9,464)
Purchases, settlements, and transfers:
Purchases and additions, net	1,143,109	21,064	164,450	74,978	—
Sales and settlements	(534,738)	(360,128)	(147,687)	(8,647)	—
Transfers in/(out) between categories	(229,118)	272,098	(42,909)	—	—
Ending balance	$11,171,736	$5,291,444	$118,396	$267,364	$9,470

	Predecessor
	Liabilities
Three months ended March 31, 2021	HMBS related obligations	Nonrecourse debt in consolidated VIE trusts	Nonrecourse MSR financing liability
Beginning balance	$(9,788,668)	$(5,257,754)	$(14,088)
Total gain or losses included in earnings	(41,434)	(30,770)	390
Purchases, settlements, and transfers:
Purchases and additions, net	(602,172)	(575,668)	(8,353)
Settlements	506,142	658,300	—
Ending balance	$(9,926,132)	$(5,205,892)	$(22,051)

	Predecessor
	Assets
For the year ended December 31, 2020	Loans held for investment	Loans held for investment, subject to nonrecourse debt	Loans held for sale	MSR	Debt Securities	Investments
Beginning balance	$10,894,577	$3,511,212	$164,830	$2,600	$102,260	$20,508
Total gain or losses included in earnings	627,251	304,663	(992)	4,562	2,288	(5,512)
Purchases, settlements, and transfers:
Purchases and additions, net	3,616,667	136,838	348,951	173,522	24,489	3,938
Sales and settlements	(1,536,977)	(1,285,902)	(554,141)	—	(129,037)	—
Transfers in/(out) between categories	(2,941,534)	2,729,356	183,578	—	—	—
Ending balance	$10,659,984	$5,396,167	$142,226	$180,684	$—	$18,934

	Predecessor
	Liability
For the year ended December 31, 2020	HMBS related obligations	Nonrecourse debt in consolidated VIE trusts	Nonrecourse MSR financing liability
Beginning balance	$(9,320,209)	$(3,490,196)	$—
Total gain or losses included in earnings	(359,951)	(294,802)	798
Purchases, settlements, and transfers:
Purchases and additions, net	(2,051,953)	(3,110,368)	(15,101)
Settlements	1,943,445	1,637,612	215
Ending balance	$(9,788,668)	$(5,257,754)	$(14,088)
Fair Value Option
The Company has elected to measure substantially all of its loans held for investment, loans held for sale, HMBS related obligations, and non-recourse debt at fair value under the fair value option provided for by ASC 825-10, Financial Instruments-Overall. The Company elected to apply the provisions of the fair value option to these assets and liabilities in order to align financial reporting presentation with the Company's operational and risk management strategies. Presented in the tables below are the fair value and UPB, at December 31, 2022 and December 31, 2021, of financial assets and liabilities for which the Company has elected the fair value option (in thousands):

December 31, 2022	Estimated Fair Value	Unpaid Principal Balance
Assets at fair value under the fair value option
Loans held for investment, subject to HMBS related obligations	$11,114,100	$10,719,000
Loans held for investment, subject to nonrecourse debt:
Reverse mortgage loans	7,065,477	7,240,125
Commercial mortgage loans	389,161	405,970
Loans held for investment:
Reverse mortgage loans	771,724	724,800
Commercial mortgage loans	136,274	143,373
Loans held for sale:
Residential mortgage loans	12,123	15,529
Commercial mortgage loans	161,861	173,112
Other assets:
Purchase commitments - reverse mortgage loans	9,356	9,356
Liabilities at fair value under the fair value option
HMBS related obligations	10,996,755	10,719,000
Nonrecourse debt:
Nonrecourse debt in consolidated VIE trusts	7,175,857	7,819,992
Nonrecourse MSR financing liability	60,562	60,562
Nonrecourse commercial loan financing liability	106,758	105,291

December 31, 2021	Estimated Fair Value	Unpaid Principal Balance
Assets at fair value under the fair value option
Loans held for investment, subject to HMBS related obligations	$10,556,054	$9,849,835
Loans held for investment, subject to nonrecourse debt:
Reverse mortgage loans	5,823,301	5,165,479
Commercial mortgage loans	394,893	388,788
Loans held for investment:
Reverse mortgage loans	940,604	815,426
Commercial mortgage loans	90,724	89,267
Loans held for sale:
Residential mortgage loans	8,730	9,709
Commercial mortgage loans	149,426	145,463
Liabilities at fair value under the fair value option
HMBS related obligations	10,422,358	9,849,835
Nonrecourse debt:
Nonrecourse debt in consolidated VIE trusts	5,857,069	5,709,946
Nonrecourse MSR financing liability	142,435	142,435
Nonrecourse commercial loan financing liability	111,738	107,744

Net fair value gains on loans and related obligations
Provided in the table below is a summary of the components of net fair value gains on loans and related obligations (in thousands):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
Net fair value gains on loans and related obligations:
Interest income on reverse and commercial loans	$857,271	$495,163	$160,568	$709,679
Change in fair value of loans	(1,380,503)	(159,589)	(56,811)	281,105
Net fair value gains (losses) on loans	(523,232)	335,574	103,757	990,784
Interest expense on HMBS and nonrecourse obligations	(560,316)	(329,344)	(119,201)	(526,690)
Change in fair value of derivatives	332,630	(28,233)	43,972	(12,482)
Change in fair value of related obligations	840,407	313,024	42,670	(155,485)
Net fair value gains (losses) on related obligations	612,721	(44,553)	(32,559)	(694,657)
Net fair value gains on loans and related obligations	$89,489	$291,021	$71,198	$296,127

As the cash flows on the underlying mortgage loans will be utilized to settle the outstanding obligations, the Company's own credit risk would not impact the fair value on the outstanding HMBS liabilities and nonrecourse debt.
Fair Value of Other Financial Instruments
As of December 31, 2022 and December 31, 2021, all financial instruments were either recorded at fair value or the carrying value approximated fair value with the exception of notes payable, net, and promissory notes receivable. Notes payable, net, includes our senior secured high-yield debt and related-party credit line recorded at the carrying value of $399.4 million and $353.4 million as of December 31, 2022 and December 31, 2021, respectively, and have a fair value of $231.9 million and $347.0 million as of December 31, 2022 and December 31, 2021, respectively. The fair value for Notes payable, net, was determined using quoted market prices adjusted for accrued interest, which is considered to be a Level 2 input. Promissory notes receivable are recorded at the net carrying value of $0 and $4.1 million, including accrued interest, as of December 31, 2022 and December 31, 2021, respectively. The carrying value approximates fair value. The fair value for promissory notes receivable was determined using a DCF model using discount rate assumptions which is considered to be a Level 3 input. For other financial instruments that were not recorded at fair value, such as cash and cash equivalents including restricted cash, servicer advances, and other financing lines of credit, the carrying value approximates fair value due to the short-term nature of such instruments. The fair value of assets and liabilities whose carrying value approximates fair value is determined using Level 3 inputs, with the exception of cash and cash equivalents, including restricted cash, which are Level 1 inputs.